INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Income Tax Benefits	Income tax consists of the following:

	2012	2011
Currently payable tax
Federal	$376	$168
State	(376)	(192)
Deferred tax	244	4,681

Income tax	$244	$4,657

Summary of Income Tax Benefit Differs from Federal Statutory Rates

Income tax differs from federal statutory rates applied to financial statement income due to the following:

	2012	2011
Federal rate of 34 percent	$(754)	$(2,159)
Add (subtract) effect of
Tax-exempt income, net of nondeductible interest expense	(116)	(144)
State income tax, net of federal benefit	13	206
Cash value of life insurance	(81)	(83)
Valuation allowance	948	6,535
Other items, net	234	302

Income tax	$244	$4,657

Summary of Year End Deferred Tax Assets and Liabilities

Year-end deferred tax assets and liabilities were due to the following:

	2012	2011
Deferred tax assets
Allowance for loan losses	$1,343	$3,739
Deferred compensation	678	653
Other-than-temporary-impairment	209	209
Loss carryforward	7,129	4,572
AMT carryover	263	263
Other real estate owned	543	294
Other	340	68

Total	10,505	9,798

Deferred tax liabilities
Accumulated depreciation	(741)	(672)
Deferred loan fees and costs, net	(152)	(166)
Prepaid expenses	(58)	(69)
Net unrealized gains on securities available for sale	(146)	(390)
Federal Home Loan Bank stock dividends	(47)	(545)
State income taxes	(224)	(339)
Other	—	(150)

Total	(1,368)	(2,331)

Valuation allowance	(9,137)	(7,467)

Net deferred tax asset	$—	$—

Activity in Net Deferred Tax Assets

The following is the activity in net deferred tax assets:

Balance, December 31, 2011	$—
Increase in deferred tax assets	707
Increase in deferred tax liabilities	963
Increase in valuation allowance	(1,670)

Balance, December 31, 2012	$—